RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

During the year ended March 31, 2016 and 2017, the Company entered into transactions with Consultoris, Inc. (“CI”) and IIOSS, Inc. (“IIOSS”), which are managed by management of foreign subsidiaries. CI provides consulting services and IIOSS provides outsourcing support services to the Company.

For the year ended March 31, 2016, the total amount of  transactions with CI and IIOSS was ¥40,363 thousand.  For the year ended March 31, 2017, the amount of transactions with CI was ¥44,419 thousand, and the amount of transactions with IIOSS was not material.